Expense Example, No Redemption - FidelityAdvisorFocusFunds-AMCIZComboPRO - FidelityAdvisorFocusFunds-AMCIZComboPRO - Fidelity Advisor Semiconductors Fund	Sep. 29, 2023 USD ($)
Fidelity Advisor Semiconductors Fund - Class A
Expense Example, No Redemption:
1 Year	$ 672
3 Years	878
5 Years	1,101
10 Years	1,740
Fidelity Advisor Semiconductors Fund - Class C
Expense Example, No Redemption:
1 Year	179
3 Years	554
5 Years	954
10 Years	1,875
Fidelity Advisor Semiconductors Fund - Class M
Expense Example, No Redemption:
1 Year	473
3 Years	733
5 Years	1,012
10 Years	1,808
Fidelity Advisor Semiconductors Fund - Class I
Expense Example, No Redemption:
1 Year	76
3 Years	237
5 Years	411
10 Years	918
Fidelity Advisor Semiconductors Fund - Class Z
Expense Example, No Redemption:
1 Year	63
3 Years	199
5 Years	346
10 Years	$ 774